Transactions with Related Parties, Steamship Shipbroking Enterprises Inc. (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with Related Parties [Abstract]
Equity method investment	$ 2,970,000	$ 1,645,000
Due to related parties	458,000	474,000
Related Party [Member] | Steamship [Member]
Transactions with Related Parties [Abstract]
Accrued performance bonus	225,000
Due to related parties	436,000	462,000
Related Party [Member] | Steamship [Member] | General and Administration Expenses [Member]
Transactions with Related Parties [Abstract]
Accrued performance bonus	225,000	230,000	$ 185,000
Related Party [Member] | Steamship [Member] | Insurance and Administrative Management Fees [Member] | Management Fees to Related Parties [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	149,000	150,000	141,000
Related Party [Member] | Steamship [Member] | Insurance-Related Services [Member]
Transactions with Related Parties [Abstract]
Monthly management fee per vessel employed or available for employment	500
Monthly management fee per vessel laid-up and not available for employment	$ 250
Minimum period vessel is laid-up and not available for employment	15 days
Notice period to terminate agreement	3 months
Related Party [Member] | Steamship [Member] | Administrative Services [Member]
Transactions with Related Parties [Abstract]
Notice period to terminate agreement	30 days
Monthly fee	$ 10,000
Term of agreement	12 months
Renewal term of agreement	12 months
Related Party [Member] | Steamship [Member] | Brokerage Services [Member]
Transactions with Related Parties [Abstract]
Percentage fee on hire agreed per charter party for each vessel	2.50%
Monthly fee	$ 150,000		95,000
Term of agreement	12 months
Renewal term of agreement	1 year
Fees charged by related party	$ 2,686,000	2,266,000	1,614,000
Equity method investment	150,000
Related Party [Member] | Steamship [Member] | Brokerage Services [Member] | General and Administration Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	1,800,000	1,800,000	1,140,000
Related Party [Member] | Steamship [Member] | Brokerage Services [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	612,000	466,000	474,000
Related Party [Member] | Steamship [Member] | Brokerage Services [Member] | Loss on Sale of Vessel [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	$ 274,000	$ 0	$ 0